Research and Development Expenses and Advertising Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Research And Development Expenses And Advertising Costs [Line Items]
Research and development expenses	¥ 269,192	¥ 267,853	¥ 268,221
Advertising costs	¥ 104,209	¥ 94,821	¥ 90,977